RELATED PARTY TRANSACTIONS	12 Months Ended
May 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE－12 RELATED PARTY TRANSACTIONS

In the ordinary course of business, during the financial years ended May 31, 2024 and 2023, the Company was involved in certain transactions, either at cost or current market prices, and on the normal commercial terms with related parties. The following table provides the transactions with these parties for the financial years as presented (for the portion of such period that they were considered related):

	Financial Years Ended May 31,
	2024	2023	2022
	$’000	$’000	$’000

Nature of transactions

KDS Steel Pte Ltd(1)
- Logistics services	802	789	710
- Utilities	71	72	72
- Other income	4	-	-

E U Holdings Pte. Ltd.(2)
- Management fees	267	263	266
- Professional fees	1	-	-

Filtec Private Limited(3)
- Sales	1	-	-
- Upkeep of machinery	*	-	-
- Upkeep of motor vehicles	*	-	-

*	The figures are insignificant.

These related parties are controlled by the common shareholders of the Company.

(1)	E U Holdings Pte. Ltd. is the shareholders of Jurong Barrels and KDS.
(2)	E U Holdings Pte. Ltd. is owned 50% by Mr. Neo Chin Heng and 50% by Mr. Ng Eng Guan.
(3)	Filtec Private Limited is a company incorporated in Singapore and Soon Aik Global Pte Ltd is the ultimate controlling shareholder of Filtec Private Limited. Soon Aik Global Pte Ltd is a company incorporated in Singapore and owned 25% by Mr. Neo Chin Heng.

Apart from the transactions and balances detailed elsewhere in these accompanying consolidated financial statements, the Company has no other significant or material related party transactions during the financial years presented.